united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22599

American Real Estate Income Fund

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

John H. Grady, President

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

American Real Estate Income Fund
Schedule of Investments (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 56.6%
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
14,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 199,220

	REITS - HOTELS - 8.7%
14,200	RLJ Lodging Trust	476,126

	REITS - MORTGAGE - 6.7%
9,500	Apollo Commercial Real Estate Finance, Inc.	155,420
9,000	Starwood Property Trust, Inc.	209,160
		364,580
	REITS - OFFICE PROPERTY - 10.3%
2,175	Alexandria Real Estate Equities, Inc.	193,009
2,230	Boston Properties, Inc.	286,979
2,900	Corporate Office Properties Trust	82,273
		562,261
	REITS - REGIONAL MALLS - 7.5%
3,100	General Growth Properties, Inc.	87,203
3,000	Macerich Co.	250,230
400	Simon Property Group, Inc.	72,844
		410,277
	REITS - SHOPPING CENTERS - 6.0%
8,500	Excel Trust, Inc.	113,815
13,000	Retail Properties of America, Inc. - Cl. A	216,970
		330,785
	REITS - STORAGE - 1.6%
1,000	Sovran Self Storage, Inc.	87,220

	REITS - WAREHOUSE/INDUSTRIAL - 12.2%
6,250	DCT Industrial Trust, Inc.	222,875
22,200	Duke Realty Corp.	448,440
		671,315

	TOTAL COMMON STOCK (Cost - $2,840,097)	3,101,784

	PUBLIC NON-TRADED BUSINESS DEVELOPMENT CORPORATION - 2.8%
14,683	Business Development Corp. +#	153,000
	TOTAL PUBLIC NON-TRADED BUSINESS DEVELOPMENT CORPORATION (Cost - $153,000)

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 36.3%
7,458	ARC Global Trust II +#	173,400
7,196	ARC Hospitality Trust +#	167,300
4,495	ARC New York City +#	104,500
6,581	ARC Realty Finance Trust +#	153,000
20,515	Carter Validus Mission Critical +#	190,789
18,645	Cole Office & Industrial +#	173,400
18,631	KBS REIT III +#	180,912
27,312	NorthStar Health Care Income +#	254,000
26,021	NorthStar Real Estate Income II +#	242,000
13,204	Steadfast Apartment +#	184,200
18,065	Strategic Storage Trust II +#	168,000
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (Cost - $1,991,500)	1,991,501

Shares			Value
SHORT-TERM INVESTMENTS - 0.4%
20,024	BlackRock Liquidity Funds T-Fund Portfolio, 0.03% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,024)		$ 20,024

	TOTAL INVESTMENTS - 96.1% (Cost - $5,004,621) (a)		$ 5,266,309
	OTHER ASSETS LESS LIABILITIES - 3.9%		215,108
	NET ASSETS - 100.0%		$ 5,481,417

^ Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.
+ Illiquid security. Total illiquid securities represent 39.12% of net assets as of December 31, 2014.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $2,144,501 or 39.12% of net assets.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $5,004,621 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 267,950
		Unrealized depreciation	(6,262)
		Net unrealized appreciation	$ 261,688

American Real Estate Income Fund
Notes to Schedule of Investments (Unaudited)
December 31, 2014

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by SEL Asset Management, LLC’s, the Fund's investment adviser (the "Adviser"), fair value team using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Public Non-Traded REITs – The Fund invests a significant portion of its assets in public non-traded real estate investment trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Adviser’s fair value team determines the fair value of Public Non-Traded REITs by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, discounted cash flows and potentially illiquidity discounts.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of December 31, 2014:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,101,784	$ -	$ -	$ 3,101,784
Public Non-Traded Business Development Corp.	-	153,000	-	153,000
Public Non-Traded Real Estate Investment Trust	-	-	1,991,501	1,991,501
Short-Term Investments	20,024	-	-	20,024
Total Assets	$ 3,121,808	$ 153,000	$ 1,991,501	$ 5,266,309

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Public Non-Traded
	REIT
Beginning Balance	$ -
Total realized gain/(loss)	-
Appreciation/(depreciation)	1
Cost of Purchases	1,991,500
Proceeds from Sales & Return of Capital	-
Accrued Interest	-
Net transfers in/out of Level 3	-
Ending Balance	$ 1,991,501

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Real Estate Income Fund

By

/s/ John H. Grady

John H. Grady, President, Treasurer and Secretary

Date 03/02/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

John H. Grady, President, Treasurer and Secretary

Date 03/02/15

By

/s/ Gerard Scarpati

Gerard Scarpati, Chief Financial Officer

Date 03/02/15